Consolidated Statements of Changes in Shareholders' Equity	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total Jupai shareholders' equity CNY (¥)	Noncontrolling interests CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2015	¥ 560,080	¥ 896,815,686	¥ 155,338,255	¥ 34,354,063	¥ 1,087,068,084	¥ 17,201,006		¥ 1,104,269,090
Balance (in shares) at Dec. 31, 2015 | shares	179,586,759
Net income (loss)			207,583,868		207,583,868	22,461,561		230,045,429
Private placement	¥ 40,550	138,566,650			138,607,200			138,607,200
Private placement (in shares) | shares	12,471,000
Share-based compensation		21,423,694			21,423,694			21,423,694
Option exercised	¥ 2,618	3,102,915			3,105,533			3,105,533
Option exercised (in shares) | shares	789,480
Restricted shares vested	¥ 2,922	(2,922)
Restricted shares vested (in shares) | shares	873,467
Capital contribution by noncontrolling interest shareholder						6,979,904		6,979,904
Noncontrolling interest from acquisitions						9,973,508		9,973,508
Foreign currency translation adjustment				42,817,494	42,817,494	1,209,401		44,026,895
Dividend distributed to noncontrolling interest shareholder						(10,160,503)		(10,160,503)
Balance at Dec. 31, 2016	¥ 606,170	1,059,906,023	362,922,123	77,171,557	1,500,605,873	47,664,877		1,548,270,750
Balance (in shares) at Dec. 31, 2016 | shares	193,720,706
Net income (loss)			409,492,179		409,492,179	13,014,063		422,506,242
Share-based compensation		30,455,939			30,455,939			30,455,939
Option exercised	¥ 11,413	11,667,134			11,678,547			11,678,547
Option exercised (in shares) | shares	3,427,569
Restricted shares vested	¥ 3,370	(3,370)
Restricted shares vested (in shares) | shares	995,464
Dividend distribution			(111,196,228)		(111,196,228)	(5,992,000)		(117,188,228)
Purchase of subsidiary shares from noncontrolling interests		14,716,560			14,716,560	(20,194,033)		(5,477,473)
Foreign currency translation adjustment				(36,401,114)	(36,401,114)	23,338		(36,377,776)
Balance at Dec. 31, 2017	¥ 620,953	1,116,742,286	661,218,074	40,770,443	1,819,351,756	34,516,245		1,853,868,001
Balance (in shares) at Dec. 31, 2017 | shares	198,143,739
Net income (loss)			(387,744,018)		(387,744,018)	(7,053,281)	$ (57,420,886)	(394,797,299)
Share-based compensation		18,108,942			18,108,942			18,108,942
Option exercised	¥ 2,816	3,264,394			3,267,210			3,267,210
Option exercised (in shares) | shares	886,362
Restricted shares vested	¥ 7,946	(7,946)
Restricted shares vested (in shares) | shares	2,449,345
Dividend distribution			(126,355,510)		(126,355,510)			(126,355,510)
Capital contribution by noncontrolling interest shareholder						1,858,779		1,858,779
Deconsolidation of a subsidiary						(1,302,874)		(1,302,874)
Foreign currency translation adjustment				12,382,963	12,382,963	118,623		12,501,586
Balance at Dec. 31, 2018	¥ 631,715	¥ 1,138,107,676	¥ 147,118,546	¥ 53,153,406	¥ 1,339,011,343	¥ 28,137,492	$ 198,843,550	¥ 1,367,148,835
Balance (in shares) at Dec. 31, 2018 | shares	201,479,446